S-K 1602, SPAC Registered Offerings	Oct. 17, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $127,250,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $146,000,000 if the underwriter’s over-allotment option is exercised in full, $125,000,000 ($10.00 per unit), or $143,750,000 if the underwriter’s over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Efficiency acting as trustee, after deducting $250,000 (including if the underwriter’s over-allotment option is exercised) in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $750,000 to pay fees and expenses in connection with the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for taxes payable, if any, and, solely in the event that we are unable to consummate our initial business combination within the completion window, up to $100,000 to pay liquidation and dissolution expenses, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window or (B) with respect to any other material provisions relating to the rights of holders of Class A ordinary shares or pre-initial business combination activity.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 127,250,000
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of July 31, 2025
Redemption Deemed Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.50	$6.95	$3.05	$6.06	$3.94	$4.29	$5.71	$(0.80)	$10.80
Assuming No Exercise of Over-Allotment Option
$7.48	$6.94	$3.06	$6.04	$3.96	$4.27	$5.73	$(0.79)	$10.79

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
africa acquisition corporation	3,593,750 founder shares (up to 468,750 of which are subject to forfeiture to the extent the underwriter’s over-allotment option is not exercised in full)	$25,000, or $0.007 per share
	225,000 private placement units to be purchased simultaneously with the closing of this offering	$2,250,000
	Up to $250,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses
	$10,000 per month	Office space, utilities and support services
Estimated at approximately $10,000 per month

Remittance of fees, commissions or other compensation that Efficiency may receive from the asset manager of the trust account, or such asset manager’s affiliates, in connection with Efficiency’s referral of such asset manager to provide services to our company

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion africa acquisition corporation, members of our management team and their affiliates

Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units of the post-business combination entity, at a price of $10.00 per unit, at the option of the lender

Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services related to identifying, investigating, negotiating and completing an initial business combination
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Consulting, success or finder fees in connection with the consummation of our initial business combination	Services in connection with identifying, investigating and completing an initial business combination
africa acquisition corporation or its affiliates	Salary or fee in an amount that constitutes a market standard for comparable transactions in connection with our initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Each member of our management team	100,000 founder shares through membership interests in our sponsor	$0.007 per share

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to the letter agreement, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (i) one year after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lockup.

africa acquisition corporation Jide Zeitlin Thomas Okojie Thomas Ferede Seni Hazzan Daniel Matjila

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of our sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of our sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or units were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.

Private placement units (including the securities underlying such units)	30 days after the completion of our initial business combination	africa acquisition corporation	Same as above.
Any units, rights, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares	180 days after the date of this prospectus	africa acquisition corporation Jide Zeitlin Thomas Okojie Thomas Ferede Seni Hazzan Daniel Matjila

We, our sponsor and our directors and officers have agreed that we and they will not offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, without the prior written consent of Santander US Capital Markets LLC for a period of 180 days after the date of this prospectus, any units, rights, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares, subject to certain customary exceptions. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company (as long as such current or future independent director transferee is subject to the letter agreement or executes an agreement substantially identical to the letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer). Santander US Capital Markets LLC in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the deemed offering price of $10.00 per unit, assuming no value is attributed to the rights included in the units we are offering pursuant to this prospectus or the private placement units, and the NTBV per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares. See the section “Dilution.”

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement shares, as further described in this prospectus, (iv) no value is attributed to the rights, as the underlying ordinary shares are to be issued upon the consummation of an initial business combination, and (B) (i) assume the issuance of 12,500,000 Class A ordinary shares (or 14,375,000 Class A ordinary shares if the over-allotment option is exercised in full), 3,593,750 founder shares (up to 468,750 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full) and 225,000 private placement units (including if the underwriter’s over-allotment option is exercised). Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering, including the structure of the underwriting commissions, and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of July 31, 2025
Deemed Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.50	$6.95	$3.05	$6.06	$3.94	$4.29	$5.71	$(0.80)	$10.80
Assuming No Exercise of Over-Allotment Option
$7.48	$6.94	$3.06	$6.04	$3.96	$4.27	$5.73	$(0.79)	$10.79

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	—	—	—	—	—	—	—	—	—	—
Increase attributable to public shareholders	7.48	7.50	6.94	6.95	6.04	6.06	4.27	4.29	(0.79)	(0.80
Pro forms net tangible book value after this offering and the sale of the placement shares	7.48	7.50	6.94	6.95	6.04	6.06	4.27	4.29	(0.79)	(0.80
Dilution to public shareholders	$2.52	$2.50	$3.06	$3.05	$3.96	$3.94	$5.73	$5.71	$10.79	$10.80
Percentage of dilution to public shareholders	25.2%	25.0%	30.60%	30.50%	39.60%	39.40%	57.30%	57.10%	107.90%	108.00%
Numerator:
Net tangible book deficit before this offering	$(9,431)	$(9,431)	$(9,431)	$(9,431)	$(9,431)	$(9,431)	$(9,431)	$(9,431)	$(9,431)	$(9,431)
Net proceeds from this offering and the sale of the placement shares(1)	126,250,000	145,000,000	126,250,000	145,000,000	126,250,000	145,000,000	126,250,000	145,000,000	126,250,000	145,000,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	15,200	15,200	15,200	15,200	15,200	15,200	15,200	15,200	15,200	15,200
Less: Deferred underwriting commissions	(3,750,000)	(4,312,500)	(2,812,500)	(3,234,375)	(1,875,000)	(2,156,250)	(937,500)	(1,078,125)	—	—
Less: Overallotment liability	(160,100)	—	(160,100)	—	(160,100)	—	(160,100)	—	(160,100)	—
Less: Advisory Fee(3)	(3,750,000)	(4,312,500)	(3,750,000)	(4,312,500)	(3,750,000)	(4,312,500)	(3,750,000)	(4,312,500)	(3,750,000)	(4,312,500)
Less: Amounts paid for redemptions(2)	—	—	(31,250,000)	(35,937,500)	(62,500,000)	(71,875,000)	(93,750,000)	(107,812,500)	(125,000,000)	(143,750,000)
	$118,595,669	$136,380,769	$88,283,169	$101,521,394	$57,970,669	$66,662,019	$27,658,169	$31,802,644	$(2,654,331)	$(3,056,731
Denominator:
Ordinary shares outstanding prior to this offering	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750
Ordinary shares forfeited if over-allotment is not exercised	(468,750)	—	(468,750)	—	(468,750)	—	(468,750)	—	(468,750)	—
Ordinary shares offered	12,500,000	14,375,000	12,500,000	14,375,000	12,500,000	14,375,000	12,500,000	14,375,000	12,500,000	14,375,000
Private placement shares	225,000	225,000	225,000	225,000	225,000	225,000	225,000	225,000	225,000	225,000
Less: Ordinary shares redeemed	—	—	(3,125,000)	(3,593,750)	(6,250,000)	(7,187,500)	(9,375,000)	(10,781,250)	(12,500,000)	(14,375,000)
	15,850,000	18,193,750	12,725,000	14,600,000	9,600,000	11,006,250	6,475,000	7,412,500	3,350,000	3,818,750

____________

(1)      Offering price per unit after taking into account the shares issuable upon conversion of the rights.

(2)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 and $250,000 payable to the underwriter upon the closing of this offering. See “Use of Proceeds.”

(3)      Upon the consummation of our initial business combination, $0.30 per unit on all units sold ($3,750,000 in the aggregate or up to $4,312,500 in the aggregate if the underwriter’s over-allotment option is exercised in full) will be payable to the underwriter for deferred underwriting commissions. Such deferred underwriting commissions will not be payable with respect to any shares redeemed prior to or in connection with an initial business combination, and may be paid at the sole and absolute discretion of our management team to any one or more FINRA members, which may or may not include the underwriter. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter. In addition, an advisory fee equal to 3% of the gross proceeds raised in this offering, payable to Santander US Capital Markets LLC upon and subject to the closing of our initial business combination.

(4)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, officers or their affiliates may purchase shares or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”